Geographic Operations and Concentrations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Geographic Operations and Concentrations
Schedule of geographic information regarding operations
	Three Months Ended March 31,
	2013	2012
Revenues
Americas
United States	$56,559	$48,971
Philippines	56,430	52,180
Canada	28,399	29,367
Others	31,822	28,180
Total Americas	173,210	158,698
EMEA	69,602	56,841
	$242,812	$215,539

	March 31, 2013	December 31, 2012
Total assets:
Americas	$521,097	$536,149
EMEA	136,205	67,879
	$657,302	$604,028

	Year Ended December 31,
	2012	2011	2010
Revenue:
Americas
United States	$204,229	$193,385	$201,018
Philippines	207,589	188,021	161,789
Canada	109,920	126,827	121,022
Others	118,309	100,530	104,200

Total Americas	$640,047	$608,763	$588,029
EMEA	220,264	238,144	212,144

Total	$860,311	$846,907	$800,173

	December 31, 2012	December 31, 2011
Total assets:
Americas	$536,149	$545,568
EMEA	67,879	71,128

	$604,028	$616,696

Schedule of percentage of revenue for each of three of largest clients
	Three Months Ended March 31,
	2013	2012
Microsoft	14%	10%
Dell	8%	10%

	Year Ended December 31,
	2012	2011	2010
Microsoft	11%	10%	6%
Dell	9%	12%	16%
Hewlett Packard	8%	10%	12%